NOTES RECEIVABLE, NET (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 14, 2022	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Aug. 11, 2022	Jun. 15, 2022	Jan. 26, 2022
Debt instrument, face amount								$ 10,000,000
Loans payable						$ 1,000,000.0	$ 6,000,000.0
Depreciation, Depletion and Amortization					$ 534,371	161,663
Impairment of property and equipment					100,165
Land		$ 3,675,000	$ 3,675,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment					891,174	381,541	$ 1,423,299
Building [Member]
Payments to Acquire Buildings			$ 8,942,640
Property, Plant and Equipment, Useful Life		28 years
Office Building [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment					$ 48,007
Software Development [Member]
Property, Plant and Equipment, Useful Life					3 years
Capitalized in computer software						715,354
Leasehold Improvements [Member]
Capitalized costs						$ 163,106
1044Pro LLC [Member]
Line of credit amount				$ 250,000
Payments made for notes receivable				$ 310,000
Rate of interest on notes receivable				10.00%
1044Pro LLC [Member] | Loan Agreement [Member]
Debt instrument, face amount										$ 250,000
Loans payable										$ 125,000
Convertible Notes Interest Rate										10.00%
Moji Life LLC [Member]
Loans payable	$ 150,000
Principal amount	$ 8,333
American Pacific Bancorp Inc [Member]
Loans payable									$ 5,700,000
Convertible Notes Interest Rate									8.00%
American Pacific Bancorp Inc [Member] | Loan Agreement [Member] | Subsequent Event [Member]
Loans payable									$ 5,700,000